Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Movements of goodwill and intangible assets
The following table summarizes the movements of goodwill and intangible assets in 2021:
	Goodwill	Intangible assets other than goodwill

(USD millions)	Total	In-process research and development	Technologies	Currently marketed products	Other intangible assets	Total

Cost
January 1, 2021	30 321	6 893	1 115	57 333	2 384	67 725

Impact of acquisitions of businesses	238	262		292	98	652

Reclassifications [1]		-20	15	5

Additions		958		270	508	1 736

Disposals and derecognitions [2]				-433	-22	-455

Currency translation effects	-659	-80	-50	-1 254	-63	-1 447

December 31, 2021	29 900	8 013	1 080	56 213	2 905	68 211

Accumulated amortization
January 1, 2021	-322	-2 193	-885	-26 566	-1 272	-30 916

Amortization charge			-41	-3 607	-255	-3 903

Accumulated amortization on disposals and derecognitions [2]				397	21	418

Impairment charge		-350	-17	-1	-35	-403

Currency translation effects	17	29	40	670	36	775

December 31, 2021	-305	-2 514	-903	-29 107	-1 505	-34 029

Net book value at December 31, 2021	29 595	5 499	177	27 106	1 400	34 182

[1] Reclassifications between various asset categories as a result of product launches of acquired in-process research and development and completion of software development
[2] Derecognition of assets that are no longer being used or developed and are not considered to have a significant disposal value or other alternative use
The following table summarizes the movements of goodwill and intangible assets in 2020:
	Goodwill	Intangible assets other than goodwill

(USD millions)	Total	In-process research and development	Technologies	Currently marketed products	Other intangible assets	Total

Cost
January 1, 2020	26 825	7 429	884	43 548	1 558	53 419

Cost of assets reclassified out of assets of disposal group held for sale [1]		10	276	1 112	2	1 400

Impact of acquisitions of businesses	2 580	8 600		196	218	9 014

Reclassifications [2]		-9 272	-2	9 274

Additions [3]		339		674	412	1 425

Disposals and derecognitions [4]		-421	-101	-39	-11	-572

Currency translation effects	916	208	58	2 568	205	3 039

December 31, 2020	30 321	6 893	1 115	57 333	2 384	67 725

Accumulated amortization
January 1, 2020	-301	-2 005	-721	-20 969	-937	-24 632

Accumulated amortization on assets reclassified out of assets of disposal group held for sale [1]		-2	-107	-816		-925

Amortization charge [5]			-72	-3 215	-175	-3 462

Accumulated amortization on disposals and derecognitions [4]		421	101	39	6	567

Impairment charge [6]		-515	-40	-338	-21	-914

Currency translation effects	-21	-92	-46	-1 267	-145	-1 550

December 31, 2020	-322	-2 193	-885	-26 566	-1 272	-30 916

Net book value at December 31, 2020	29 999	4 700	230	30 767	1 112	36 809

[1] At March 31, 2020, intangible assets of the Sandoz US generic oral solids and dermatology businesses were reclassified out of assets of disposal group held for sale. See Note 2 for further details.
[2] Reclassifications between various asset categories as a result of product launches of acquired in-process research and development and completion of software development
[3] No addition for the disposal group held for sale for the period from January 1, 2020, to March 31, 2020
[4] Derecognition of assets that are no longer being used or developed and are not considered to have a significant disposal value or other alternative use
[5] Amortization charge includes USD 102 million (USD 73 million for currently marketed products and USD 29 million for technologies), representing the cumulative amount of amortization charge for the disposal group held for sale for intangible assets from the date of reclassification to held for sale, September 6, 2018, to March 31, 2020, the date of reclassification out of assets of disposal group held for sale. See Note 2 for further details.

[6] Impairment charge includes USD 42 million on currently marketed products that were previously classified within assets of disposal group held for sale. See Note 2 for further details.

Allocation of net book values of goodwill and intangible assets by reporting segment
	Goodwill	Intangible assets other than goodwill

(USD millions)	Total	In-process research and development	Technologies	Currently marketed products	Other intangible assets	Total

Innovative Medicines	21 562	5 313	15	25 938	1 091	32 357

Sandoz	8 026	186	162	1 168	61	1 577

Corporate	7				248	248

Net book value at December 31, 2021	29 595	5 499	177	27 106	1 400	34 182

The following table summarizes the allocation of the net book values of goodwill and intangible assets by reporting segment at December 31, 2020:
	Goodwill	Intangible assets other than goodwill

(USD millions)	Total	In-process research and development	Technologies	Currently marketed products	Other intangible assets	Total

Innovative Medicines	21 718	4 548	3	29 645	925	35 121

Sandoz	8 274	152	227	1 122	42	1 543

Corporate	7				145	145

Net book value at December 31, 2020	29 999	4 700	230	30 767	1 112	36 809

Assumptions used in the calculation of valuation
(As a percentage)	Innovative Medicines	Sandoz

Terminal growth rate	1.5	1.5

Discount rate (post-tax)	6.5	6.5

Intangible asset impairment charges and reversals
	Impairment charges			Impairment reversals

(USD millions)	2021	2020	2019	2021	2020	2019

Innovative Medicines [1]	-367	-768	-669			37

Sandoz [2]	-28	-141	-506

Corporate	-8	-5

Total	-403	-914	-1 175			37

[1] 2021 includes an impairment of USD 201 million related to the write-down of IPR&D related to cessation of clinical development program GTX312.
     2020 includes an impairment of USD 485 million related to the write-down of IPR&D related to cessation of clinical development program ZPL389 for atopic dermatitis and USD 181 million related to a partial write-down of the Votrient currently marketed product.

     2019 includes an impairment of USD 416 million related to the write-down of IPR&D related to cessation of clinical development program EMA401 and a USD 108 million write-down related to the cessation of clinical development program for MOR106 for atopic dermatitis.

[2] 2019 includes an impairment of USD 442 million related to the write-down of IPR&D related to the discontinuation of the generic Advair® development program.